Organization (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization
Cash	$ 16,177	$ 9,746	$ 5,128
Accumulated deficit	$ 423,148	$ 474,839	$ 422,283